Consolidated statements of cash flows - EUR (€)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Operating activities
Net income	€ 327,758,000	€ 329,709,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	362,376,000	174,994,000
Change in deferred taxes, net	53,960,000	(8,147,000)
(Gain) loss on sale of fixed assets and investments	8,563,000	(2,028,000)
Compensation expense related to share-based plans	1,380,000	18,656,000
Investments in equity method investees, net	(20,894,000)	(22,303,000)
Interest expense, net	107,848,000	82,933,000
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(430,041,000)	(462,386,000)
Inventories	(141,258,000)	(84,210,000)
Other current and non-current assets	(70,828,000)	9,537,000
Accounts receivable from related parties	(2,476,000)	(10,370,000)
Accounts payable to related parties	54,840,000	90,081,000
Accounts payable, provisions and other current and non-current liabilities	(67,346,000)	(152,973,000)
Paid interest	135,041,000	110,178,000
Received interest	12,644,000	6,436,000
Income tax payable	69,244,000	98,507,000
Paid income taxes	79,832,000	51,728,000
Net cash provided by (used in) operating activities	75,559,000	(44,808,000)
Investing activities
Purchases of property, plant and equipment	200,849,000	221,486,000
Proceeds from sale of property, plant and equipment	1,911,000	3,095,000
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	1,828,525,000	181,403,000
Proceeds from divestitures	(11,012,000)	(158,000)
Net cash provided by (used in) investing activities	(2,016,451,000)	(399,636,000)
Financing activities
Proceeds from short-term debt	175,009,000	268,785,000
Repayments of short-term debt	64,027,000	18,889,000
Proceeds from short-term debt from related parties	0	31,800,000
Repayments of short-term debt from related parties	81,500,000	0
Proceeds from long-term debt	414,458,000	105,899,000
Repayments of long-term debt	17,421,000	15,027,000
Repayments of lease liabilities	151,856,000	0
Repayments of lease liabilities from related parties	4,066,000	0
Increase (decrease) of accounts receivable securitization program	(584,185,000)	(9,356,000)
Proceeds from exercise of stock options	148,000	562,000
Purchase of treasury stock	89,446,000	0
Distributions to noncontrolling interests	54,873,000	50,951,000
Contributions from noncontrolling interests	11,545,000	6,303,000
Net cash provided by (used in) financing activities	722,156,000	337,838,000
Effect of exchange rate changes on cash and cash equivalents	31,892,000	(25,125,000)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(1,186,844,000)	(131,731,000)
Cash and cash equivalents at beginning of period	2,145,632,000
Cash and cash equivalents at end of period	€ 958,788,000	€ 846,378,000